WARRANTS AND STOCK OPTIONS - Disclosure of number and weighted average remaining contractual life of outstanding share options (Details)	12 Months Ended
	Dec. 31, 2020 Share $ / shares	Dec. 31, 2019 Share $ / shares	Dec. 31, 2018 Share $ / shares
Warrants And Stock Options [Line Items]
Number of stock options | Share	7,075,000	6,150,001	5,200,001
Weighted average exercise price	$ 1.19	$ 0.96	$ 0.98
Average remaining contractual life (years)	3 years 14 days
Range 1 [Member]
Warrants And Stock Options [Line Items]
Number of stock options | Share	1,950,000
Weighted average exercise price	$ 0.87
Average remaining contractual life (years)	3 years 5 months 4 days
Range 1 [Member] | Bottom of range [Member]
Warrants And Stock Options [Line Items]
Exercise price of outstanding share options	$ 0.75
Range 1 [Member] | Top of range [Member]
Warrants And Stock Options [Line Items]
Exercise price of outstanding share options	0.90
Range 2 [Member]
Warrants And Stock Options [Line Items]
Exercise price of outstanding share options	$ 0.96
Number of stock options | Share	1,100,000
Weighted average exercise price	$ 0.96
Average remaining contractual life (years)	8 months 12 days
Range 3 [Member]
Warrants And Stock Options [Line Items]
Number of stock options | Share	2,000,000
Weighted average exercise price	$ 1.19
Average remaining contractual life (years)	2 years 4 months 13 days
Range 3 [Member] | Bottom of range [Member]
Warrants And Stock Options [Line Items]
Exercise price of outstanding share options	$ 1.11
Range 3 [Member] | Top of range [Member]
Warrants And Stock Options [Line Items]
Exercise price of outstanding share options	1.20
Range 4 [Member]
Warrants And Stock Options [Line Items]
Exercise price of outstanding share options	$ 1.41
Number of stock options | Share	200,000
Weighted average exercise price	$ 1.41
Average remaining contractual life (years)	4 years 10 months 9 days
Range 5 [Member]
Warrants And Stock Options [Line Items]
Exercise price of outstanding share options	$ 1.66
Number of stock options | Share	1,825,000
Weighted average exercise price	$ 1.66
Average remaining contractual life (years)	4 years 6 months 25 days